Shareholder Report, Line Graph (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	May 18, 2022
C000235073 [Member]
Account Value [Line Items]
Account Value	$ 12,988	$ 12,575	$ 11,544	$ 10,234	$ 10,307	$ 8,917	$ 10,000
Solactive GBS Global Markets All Cap Index - ($13,798) [Member]
Account Value [Line Items]
Account Value	13,798	14,184	12,940	10,800	10,524	8,958	10,000
Solactive US Aggregate Bond Index - ($10,505) [Member]
Account Value [Line Items]
Account Value	10,505	10,575	10,053	9,505	9,922	9,458	10,000
Custom Blended Benchmark - ($12,481) [Member]
Account Value [Line Items]
Account Value	$ 12,481	$ 12,656	$ 11,826	$ 10,357	$ 10,410	$ 9,109	$ 10,000